UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund THOMSON HORSTMANN & BRYANT Thomson Horstmann & Bryant Microcap Fund Semi-Annual Report April 30, 2019 Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-855-842-3863. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-842-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Thomson Horstmann & Bryant, Inc. Funds if you invest directly with the Funds. Investment Adviser: Thomson Horstmann & Bryant, Inc.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2019 (Unaudited)

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-842-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

SECTOR WEIGHTINGS †

  †         Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%

	Shares	Value
CONSUMER DISCRETIONARY — 13.9%
Bassett Furniture Industries	39,304	$698,039
Century Communities *	41,149	1,046,419
Chuy’s Holdings *	33,676	669,816
Culp	29,323	601,708
Del Frisco’s Restaurant Group *	11,807	79,107
Del Taco Restaurants *	67,442	677,792
Fiesta Restaurant Group *	57,246	724,734
Flexsteel Industries	29,058	629,396
Hooker Furniture	18,356	547,192
Johnson Outdoors, Cl A	28,327	2,171,831
M/I Homes *	22,074	621,825
Malibu Boats, Cl A *	9,912	412,538
MarineMax *	79,824	1,380,157
Stoneridge *	34,447	1,082,669

		11,343,223

CONSUMER STAPLES — 0.8%
Landec *	56,853	597,525

ENERGY — 2.5%
Exterran *	19,532	277,745
KLX Energy Services Holdings *	34,591	970,278
Natural Gas Services Group *	25,149	404,144
REX American Resources *	4,943	417,733

		2,069,900

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — 20.2%
Baycom *	34,169	$787,596
Citizens Community Bancorp	48,157	566,326
Eagle Bancorp Montana	17,943	305,031
Enterprise Financial Services	14,537	618,404
Equity Bancshares, Cl A *	15,370	403,616
First Bancshares	16,922	522,551
First Busey	56,486	1,459,598
First Financial Northwest	31,540	527,664
First Internet Bancorp	10,763	235,602
First Mid Bancshares	14,886	513,418
Guaranty Bancshares	19,141	537,288
HarborOne Bancorp *	15,033	281,418
Heritage Financial	45,664	1,382,249
Home Bancorp	15,995	586,057
HomeTrust Bancshares	46,495	1,179,113
Independent Bank	31,326	674,449
Mercantile Bank	10,042	339,420
Meridian Bancorp	14,754	254,064
MidSouth Bancorp	79,244	940,626
Old Second Bancorp	141,962	1,880,997
PCSB Financial	21,232	404,470
Randolph Bancorp *	62,277	950,970
Riverview Bancorp	50,127	371,942
Select Bancorp *	62,857	771,884
TriCo Bancshares	2,040	81,416

		16,576,169

HEALTH CARE — 16.2%
Addus HomeCare *	16,777	1,139,158
AngioDynamics *	44,760	919,370
Anika Therapeutics *	26,120	831,922
Atrion	1,436	1,263,680
BioSpecifics Technologies *	11,280	755,760
BioTelemetry *	12,562	683,373
Cardiovascular Systems *	17,918	636,806
CryoLife *	34,144	1,046,855
HealthStream	27,724	725,814
LeMaitre Vascular	44,546	1,286,489
Luminex	65,404	1,491,865
Orthofix Medical *	6,480	355,039
U.S. Physical Therapy	13,563	1,579,954
Utah Medical Products	6,804	574,258

		13,290,343

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — 18.8%
Allied Motion Technologies	21,825	$799,013
Argan	29,510	1,411,168
CIRCOR International *	29,230	985,636
CRA International	14,820	771,826
GP Strategies *	5,869	74,712
Graham	82,365	1,704,955
H&E Equipment Services	29,200	887,972
Hill International *	250,122	662,823
Houston Wire & Cable *	104,702	648,106
Hurco	24,952	981,362
Insteel Industries	44,314	927,935
Miller Industries	32,894	1,088,134
MYR Group *	31,992	1,156,511
Sterling Construction *	40,983	555,729
Tecogen *	66,900	250,875
Transcat *	31,504	726,167
Ultralife *	83,962	969,761
Willdan Group *	20,116	795,186

		15,397,871

INFORMATION TECHNOLOGY — 19.6%
Bel Fuse, Cl B	19,864	470,777
CalAmp *	43,830	640,356
Clearfield *	46,496	685,351
ePlus *	12,442	1,173,156
Hackett Group	26,244	402,846
Information Services Group *	166,578	593,018
KVH Industries *	38,545	377,741
Mesa Laboratories	6,952	1,645,469
Methode Electronics	44,568	1,315,202
Mitek Systems *	48,585	578,161
Nanometrics *	33,490	997,667
PAR Technology *	89,923	2,132,074
PRGX Global *	136,467	1,094,465
Rudolph Technologies *	49,537	1,198,300
Ultra Clean Holdings *	73,517	879,999
Vishay Precision Group *	28,266	1,070,433
Zix *	99,412	810,208

		16,065,223

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — 5.2%
Hawkins	13,065	$482,229
Koppers Holdings *	40,670	1,087,516
TimkenSteel *	59,470	603,026
UFP Technologies *	48,340	1,759,576
Universal Stainless & Alloy *	23,860	343,346

		4,275,693

REAL ESTATE — 1.8%
Community Healthcare Trust (A)	28,851	1,052,484
Innovative Industrial Properties, Cl A (A)	4,933	419,996

		1,472,480

TOTAL COMMON STOCK (Cost $71,566,557)		81,088,427

SHORT-TERM INVESTMENT — 1.3%

SEI Daily Income Trust Government Fund, Cl F, 2.24% (B) (Cost $1,097,044)	1,097,044	1,097,044

TOTAL INVESTMENTS — 100.3% (Cost $72,663,601)		$82,185,471

Percentages are based on Net Assets of $81,943,230.
*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of April 30, 2019.

Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the administrative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $72,663,601)	$82,185,471
Receivable for Investment Securities Sold	73,342
Receivable for Capital Shares Sold	13,000
Dividend Receivable	4,383
Prepaid Expenses	24,768

Total Assets	82,300,964

Liabilities:
Payable for Investment Securities Purchased	202,315
Payable due to Investment Adviser	49,141
Payable for Capital Shares Redeemed	38,432
Payable due to Administrator	11,507
Audit Fee Payable	11,236
Payable due to Trustees	4,036
Chief Compliance Officer Fees Payable	2,109
Distribution Fees Payable (Investor Class Shares)	630
Payable due to Shareholder Servicing Agent (Investor Class Shares)	369
Other Accrued Expenses and Other Payables	37,959

Total Liabilities	357,734

Net Assets	$81,943,230

NET ASSETS CONSIST OF:

Paid-in-Capital	$72,101,438
Total Distributable Earnings	9,841,792

Net Assets	$81,943,230

Net Asset Value, Offering and Redemption Price Per Share*-
Institutional Class Shares (unlimited authorization - no par value) ($81,120,521 ÷ 5,029,928 shares)	$16.13

Net Asset Value, Offering and Redemption Price Per Share*-
Investor Class Shares (unlimited authorization - no par value) ($822,709 ÷ 52,779 shares)	$15.59

*	Redemption price per share may vary depending on the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND FOR THE SIX MONTHS ENDED April 30, 2019 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$334,173

Total Investment Income	334,173

Expenses:
Investment Advisory Fees	519,462
Administration Fees	69,424
Trustees’ Fees	8,194
Chief Compliance Officer Fees	2,908
Distribution Fees (Investor Class Shares)	1,117
Shareholder Serving Fees (Investor Class Shares)	893
Transfer Agent Fees	48,223
Registration and Filing Fees	17,511
Printing Fees	16,222
Legal Fees	15,818
Audit Fees	11,386
Custodian Fees	2,480
Other Expenses	9,750

Total Expenses	723,388

Less:
Waiver of Investment Advisory Fees	(201,595)
Fees Paid Indirectly — Note 4	(314)

Net Expenses	521,479

Net Investment Loss	(187,306)

Net Realized Gain on Investments	925,267
Net Change in Unrealized Appreciation (Depreciation) on Investments	(590,109)

Net Realized and Unrealized Gain on Investments	335,158

Net Increase in Net Assets Resulting from Operations	$147,852

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Loss	$(187,306)	$(474,147)
Net Realized Gain on Investments	925,267	3,489,092
Net Change in Unrealized Appreciation (Depreciation) on Investments	(590,109)	(3,489,211)

Net Increase (Decrease) in Net Assets Resulting From Operations	147,852	(474,266)

Distributions:
Institutional	(2,674,969)	(9,387,080)
Investor	(29,519)	(79,530)

Total Distributions	(2,704,488)	(9,466,610)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	4,115,589	22,080,430
Reinvestment of Distributions	2,192,572	8,269,426
Redeemed	(11,827,033)	(12,465,367)

Net Institutional Class Share Transactions	(5,518,872)	17,884,489

Investor Class Shares
Issued	69,090	669,023
Reinvestment of Distributions	29,172	76,359
Redeemed	(279,294)	(244,341)

Net Investor Class Share Transactions	(181,032)	501,041

Net Increase (Decrease) in Net Assets From Capital Share Transactions	(5,699,904)	18,385,530

Total Increase (Decrease) in Net Assets	(8,256,540)	8,444,654

Net Assets:
Beginning of Period/Year	90,199,770	81,755,116

End of Period/Year	$81,943,230	$90,199,770

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding Throughout the Year or Period

	Institutional Class Shares
	Six-Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014
Net Asset Value, Beginning of Period/Year	$16.58	$18.59	$13.75	$12.52	$14.60	$14.90

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.04)	(0.10)	(0.08)	(0.06)	(0.07)	(0.08)
Net Realized and Unrealized Gain (Loss)	0.09	0.24	4.92	1.29	(1.14)	0.03^

Total from Investment Operations	0.05	0.14	4.84	1.23	(1.21)	(0.05)

Dividends and Distributions: Capital Gains	(0.50)	(2.15)	—	—	(0.87)	(0.25)

Total Dividends and Distributions	(0.50)	(2.15)	—	—	(0.87)	(0.25)

Net Asset Value, End of Period/Year	$16.13	$16.58	$18.59	$13.75	$12.52	$14.60

Total Return†	0.70%	0.73%	35.20%	9.82%	(8.80)%	(0.38)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$81,121	$89,159	$81,076	$57,320	$56,613	$70,343
Ratio of Expenses to Average Net Assets	1.25%††	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.74%††	1.70%	1.78%	2.00%	1.81%	1.80%
Ratio of Net Investment Loss to Average Net Assets	(0.45)%††	(0.55)%	(0.48)%	(0.50)%	(0.52)%	(0.52)%
Portfolio Turnover Rate	13%‡	35%	58%	65%	120%	57%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding Throughout the Year or Period

	Investor Class Shares
	Six-Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014
Net Asset Value, Beginning of Period/Year	$16.08	$18.14	$13.49	$12.35	$14.47	$14.85

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.07)	(0.15)	(0.16)	(0.12)	(0.13)	(0.16)
Net Realized and Unrealized Gain (Loss)	0.08	0.24	4.81	1.25	(1.12)	0.03^

Total from Investment Operations	0.01	0.09	4.65	1.13	(1.25)	(0.13)

Redemption Fees	—	—	—	0.01	0.00(1)	—

Dividends and Distributions: Capital Gains	(0.50)	(2.15)	—	—	(0.87)	(0.25)

Total Dividends and Distributions	(0.50)	(2.15)	—	—	(0.87)	(0.25)

Net Asset Value, End of Period/Year	$15.59	$16.08	$18.14	$13.49	$12.35	$14.47

Total Return†	0.46%	0.45%	34.47%	9.23%	(9.18)%	(0.93)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$823	$1,041	$679	$662	$780	$5,197
Ratio of Expenses to Average Net Assets	1.70%††	1.55%	1.75%	1.75%	1.75%	1.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.18%††	2.00%	2.29%	2.51%	2.29%	2.31%
Ratio of Net Investment Loss to Average Net Assets	(0.89)%††	(0.86)%	(0.97)%	(0.99)%	(0.93)%	(1.06)%
Portfolio Turnover Rate	13%‡	35%	58%	65%	120%	57%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchase of the Fund shares in relation to fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.

††	Annualized.
(1)	Amount represents less than $0.01 per share.
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 53 funds. The financial statements herein are those of the Thomson Horstmann & Bryant Microcap Fund (the “Fund”). The investment objective of the Fund is capital appreciation. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of micro-capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or approximately 4:00pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2019, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

During the six months ended April 30, 2019, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable),on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2019, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 30 days. For the six months ended April 30, 2019 and the year ended October 31, 2018, the Fund retained redemption fees of $0 and $0, respectively.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2019, the Fund paid $69,424 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the six months ended April 30, 2019, the Fund’s Investor Class Shares incurred $893 of shareholder servicing fees, an effective rate of 0.20%.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% of average daily net assets. For the six months ended April 30, 2019, the Fund’s Investor Class Shares incurred $1,117 of distribution fees, an effective rate of 0.25%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2019, the Fund earned cash management credits of $314, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Thomson Horstmann & Bryant, Inc. (the “Adviser”) provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.25% and 1.75% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until March 29, 2020. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.25% and 1.75% for the Institutional Class Shares and Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 29, 2020. As of April 30, 2019, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the fees were waived, to the Adviser were $195,794 expiring in 2020, $380,285 expiring in 2021 and $397,553 expiring in 2022. During the six months ended April 30, 2019, there has been no recoupment of previously waived and reimbursed fees.

6. Share Transactions:

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Share Transactions:
Institutional Class Shares
Issued	257,889	1,256,294
Reinvested	152,262	498,759
Redeemed	(758,152)	(737,575)

Net Institutional Class Share Transactions	(348,001)	1,017,478

Investor Class Shares
Issued	4,457	37,264
Reinvested	2,093	4,737
Redeemed	(18,511)	(14,683)

Net Investor Class Share Transactions	(11,961)	27,318

7. Investment Transactions:

For the six months ended April 30, 2019, the Fund made purchases of $10,660,791 and sales of $19,395,549 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2018 and 2017 were follows:

	Ordinary Income	Long-Term Capital Gain	Total
2018	$ 3,130,836	$ 6,335,774	$ 9,466,610
2017	–	–	–

As of October 31, 2018, the components of Distributable Earnings on a tax basis were as follows:

Undistributed ordinary income	$475,113
Undistributed long-term capital gains	2,058,810
Unrealized Appreciation	9,864,505

Total Distributable Earnings	$12,398,428

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2019, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

$ 72,663,601	$14,917,575	$(5,395,705)	$9,521,870

9. Concentration/Risks:

The Fund’s investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Other:

At April 30, 2019, 81% of the Institutional Class Shares total shares outstanding were held by one record shareholder and 71% of the Investor Class Shares total shares outstanding were held by two record shareholder, each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

11. Regulatory Matters

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

12. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

13. Subsequent Events:

Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

•   Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•   Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES

	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class	$1,000.00	$1,007.00	1.25%	$6.22
Investor Class	1,000.00	1,004.60	1.70	8.45

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.60	1.25%	$6.26
Investor Class	1,000.00	1,016.40	1.70	8.50

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 13, 2018 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2019 (Unaudited)

above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Thomson Horstmann & Bryant Microcap Fund

P.O. Box 219009

Kansas City, MO 64121

1-855-THB-FUND

(1-855-842-3863)

Adviser:

Thomson Horstmann & Bryant, Inc.

501 Merritt 7

Norwalk, CT 06851

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Fund described.

THB-SA-001-0800

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 9, 2019